POST BALANCE SHEET EVENTS - COMPANY STATEMENT OF FINANCIAL POSITION (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Investments at fair value through profit or loss	£ 344	£ 403	£ 1,393
Tangible fixed assets	63,850	111,604	17,833
Total non-current assets	68,747	131,778
Current assets
Trade and other receivables	5,641	63,359
Prepaids	4,958	47,426
Cash and cash equivalents	16,662	11,803	£ 2,051	£ 161
Total current assets	22,671	155,921
Total assets	91,418	287,699
Equity
Share Capital	(478)	(468)
Share Premium	(143,748)	(139,581)
Share based payment reserve	(6,801)	(1,905)
Foreign Currency Translation Reserve	1,626	33
Accumulated surplus/(deficit)	(132,269)	52,838
Total equity	20,384	201,810
Current liabilities
Trade and other payables	(8,110)	(15,245)
Loan	(9,624)	(23,391)
Total current liabilities	(17,738)	(54,679)
Non-current liabilities
Issued debt	(31,356)	(26,908)
Total liabilities	(71,034)	(85,889)
Total equity and liabilities	£ (91,418)	£ (287,699)